Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000222207 [Member]
Shareholder Report [Line Items]
Fund Name	Gadsden Dynamic Multi-Asset ETF
Class Name	Gadsden Dynamic Multi-Asset ETF
Trading Symbol	GDMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gadsden Dynamic Multi-Asset ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://gadsdenfunds.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://gadsdenfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund delivered strong positive performance for the twelve-month period ended September 30, 2025. Most major asset classes contributed gains, supported by resilient global growth, easing inflation pressures, and improving investor sentiment toward risk assets.

•Equities: The primary driver of performance was the Fund’s tactical overweight to risk assets—particularly technology and AI-related companies. Early in 2025, the Fund’s temporary underweight to global equities proved beneficial as geopolitical concerns and renewed trade tensions led to a brief equity market sell-off. Following that correction, the Fund increased exposure to technology and AI-related stocks that had underperformed, which subsequently rebounded sharply amid ongoing strong demand for AI and related investments. Although the Fund remained modestly underweight U.S. equities overall, its overweight to global equities—especially in markets that benefited from a weaker U.S. dollar—added meaningfully to results. Other tactical exposures with strong performance included European and U.S. defense industry holdings, which gained as the geopolitical environment led to a significant rerating of sector prospects, and uranium-related equities, which advanced sharply amid renewed investor interest in nuclear power as an increasingly important energy source for AI-driven electricity demand.
•Fixed Income: Fixed income detracted slightly from performance. The Fund maintained a deliberate underweight to interest-rate-sensitive securities, as the procyclical stance of U.S. monetary policy was viewed as a headwind for duration exposure.
•Real Assets: The Fund favored real-asset exposures, particularly gold, precious metals, and related miners, which benefited from persistent expectations for loose monetary policy and, at times, concerns about longer-term monetary debasement.
•Currency Exposure: Currency positions contributed positively, primarily through modest tactical allocations to cryptocurrencies. These positions were added following a sharp sell-off in March 2025 and rebounded strongly alongside other risk assets as markets began pricing in more aggressive monetary easing.

The Fund’s disciplined, risk-balanced allocation process—combined with tactical emphasis on growth-oriented, real-asset, and globally diversified exposures—was the key contributor to its strong absolute and relative results for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Since Inception (11/14/18)
Gadsden Dynamic Multi-Asset ETF - NAV	20.54%	8.31%	8.68%
Solactive US Aggregate Bond Index	2.42%	(0.62)%	2.26%
Solactive GBS Global Markets All Cap USD Index	17.30%	13.60%	12.77%
60% Dow Jones Global Index/40% ICE BofA 0-3 Month Treasury	12.09%	9.48%	8.89%
ICE BofA 0-3 Month US Treasury Bill Index	4.48%	3.04%	2.65%
Dow Jones Global Index	17.20%	13.48%	12.65%
The Solactive US Aggregate Bond Index and the Solactive GBS Global Markets All Cap Index are provided as broad measures of market performance. The 60% Dow Jones Global Index/40% ICE BofA 0-3 Month US Treasury Bill Index is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://gadsdenfunds.com for more recent performance information.

Performance Inception Date	Nov. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 155,906,468
Holdings Count | holding	42
Advisory Fees Paid, Amount	$ 847,528
Investment Company, Portfolio Turnover	661.00%
Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	42.6%
Global Equity ETFs	27.3%
Fixed Income ETFs	15.7%
Commodity ETFs	13.2%
Cash and Cash Equivalents	1.2%